CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2022	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Conversion rate						3298000.00%		3298000.00%
Proceeds fom convertible promissory note										$ 300,000
Imputed interest										0	$ 2,000
Settlement of a convertible note payable										35,000
Notes payable outstanding						$ 50,000		$ 50,000		50,000	1,435,000
Interest expense related to convertible notes payable										$ 11,000	51,000
Promissory note						0		0			$ 2,227,000
Interest expenses convertible note payables						1,000	$ 12,000	(3,298,000)	$ 24,000
Amortization expenses						0	0	0	409,000
Interest rate										10.00%	10.00%
Interest expense						30,000	$ 10,000		362,000
Outstanding principal										$ 2,227,000
Issuance of restricted shares of common stock	2,000,000
Imputed interest										$ 3,000	$ 40,000
October 2020 [Member]
Interest expenses convertible note payables								$ 1,000	$ 4,000
Interest rate								10.00%		10.00%
Risk free rate								2.42%		0.87%
Volality rate								63.62%		63.22%
Warrants exercise price								$ 2.25		$ 2.25
Issuance of warrants								6,667		6,667
Fair market value of the embedded conversion feature						$ 1,000		$ 1,000
Interest expense										$ 4,000
Amortization of discount										37,000
Gross proceeds										50,000
Convertible Notes One [Member]
Promissory note											$ 200,000
Interest rate											10.00%
Interest expense											$ 8,000
Common stock shares exercise price											$ 3.75
Warrants Exercise price											$ 3.75
Loan fees											$ 10,000
Warrants received											66,667
Interest expense, convertible note payables											$ 22,000
Convertible Notes Two [Member]
Promissory note											$ 1,000,000
Interest rate											10.00%
Interest expense											$ 34,000
Common stock shares exercise price											$ 3.75
Warrants Exercise price											$ 0.75
Loan fees											$ 120,000
Warrants received											66,667
Additional warrants shares of common stock											66,667
Convertible Notes Three [Member]
Promissory note										335,000	$ 0
Interest rate			10.00%
Warrants exercise price			$ 1.95
Gross proceeds		$ 52,500	$ 247,500
Term period			3 years
Conversion of stock			228,201
Maturity date			Dec. 07, 2020
Issuance of restricted shares of common stock			106,667
Common stock conversion price			$ 3.00
Total discount			$ 300,000
Imputed interest										$ 0	1,000
Convertible Notes [Member] | Lendor [Member]
Promissory note				$ 50,000	$ 100,000						$ 200,000
Interest rate				10.00%	10.00%						10.00%
Risk free rate				0.80%	0.80%
Volality rate				65.81%	65.81%
Interest expense											$ 9,000
Fair market value of the embedded conversion feature				$ 10,000	$ 28,000
Term period				1 year	1 year
Prospective interest rate				20.00%	20.00%
Common stock shares exercise price											$ 3.75
Warrants Exercise price											$ 3.75
Loan fees											$ 10,000
Warrants received											13,333
Interest expense, convertible note payables											$ 25,000
Conversion of stock				18,646
Accrued interest					$ 19,000
Outstanding principal					$ 100,000